Note Regulatory capital requirements - Additional Information (Detail) $ in Millions	Dec. 31, 2017 USD ($)
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Trust Preferred Securities Subject To Phase Out Provision Of Dodd Frank Act	$ 427
Basel III
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	8.00%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%
Trust Preferred Securities That Will Qualify for Tier 2 Treatment	$ 427
Capital Conservation Buffer	2.50%
Common Equity Tier 1 Based Capital Minimum Requirement Ratio	6.50%